October 15, 2021

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Capital Group Central Cash Fund
File No. 811-23391

Dear Sir or Madam:

Enclosed is the following:

Registration statement Part B Supplement
dated October 15, 2021

for Registration statement Part B
dated February 1, 2021.

This filing is being made to supplement the fund’s registration statement Part B to update information in the “Certain investment limitations and guidelines”, “Description of certain securities, investment techniques and risks” and "Price of shares" sections.

Sincerely,

STEVEN I. KOSZALKA

Secretary